Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) $ in Thousands		USD ($) shares	Cumulative Effect, Period of Adoption, Adjustment USD ($)	Common Stock USD ($) shares		Additional Paid-in Capital USD ($) [1]	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Deficit USD ($)	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment USD ($)
Redeemable Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2018 | shares	[1]	90,305,000
Redeemable Convertible Preferred Stock, beginning balance at Dec. 31, 2018	[1]	$ 286,736
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series G redeemable convertible preferred stock to settle Barking Dog Ventures, Ltd. holdback (in shares) | shares	[1]	500,000
Issuance of Series G redeemable convertible preferred stock to settle Barking Dog Ventures, Ltd. holdback	[1]	$ 3,629
Redeemable Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2019 | shares	[1]	90,805,000
Redeemable Convertible Preferred Stock, ending balance at Dec. 31, 2019	[1]	$ 290,365
Beginning balance (in shares) at Dec. 31, 2018 | shares	[1]			28,778,000
Beginning balance at Dec. 31, 2018		$ (106,314)	$ 612	$ 3	[1]	$ 41,392	$ (19)	$ (147,690)	$ 612
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]		Accounting Standards Update 2014-09
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization (in shares) | shares	[1]			1,000
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization		$ 4				4
Exercise of stock options and issuance of common stock (in shares) | shares	[1]			835,000
Exercise of stock options and issuance of common stock		773				773
Unrealized gain (loss) on available-for-sale securities		71					71
Stock-based compensation		4,067				4,067
Adjustments to Additional Paid in Capital, Warrant Issued		687				687
Foreign currency translation adjustments		117					117
Net loss		(51,714)						(51,714)
Ending balance (in shares) at Dec. 31, 2019 | shares	[1]			29,614,000
Ending balance at Dec. 31, 2019		$ (151,697)		$ 3	[1]	46,923	169	(198,792)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series G redeemable convertible preferred stock to settle Barking Dog Ventures, Ltd. holdback (in shares) | shares	[1]	9,000
Issuance of Series G redeemable convertible preferred stock to settle Barking Dog Ventures, Ltd. holdback	[1]	$ 62
Redeemable Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2020 | shares	[1]	90,814,000
Redeemable Convertible Preferred Stock, ending balance at Dec. 31, 2020	[1]	$ 290,427
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and issuance of common stock (in shares) | shares		907,000		784,000	[1]
Exercise of stock options and issuance of common stock		$ 788				788
Unrealized gain (loss) on available-for-sale securities		(64)					(64)
Stock-based compensation		5,541				5,541
Adjustments to Additional Paid in Capital, Warrant Issued		657				657
Foreign currency translation adjustments		148					148
Net loss		(57,485)						(57,485)
Ending balance (in shares) at Dec. 31, 2020 | shares	[1]			30,398,000
Ending balance at Dec. 31, 2020		$ (202,112)		$ 3	[1]	53,909	253	(256,277)
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization (in shares) | shares	[1]	(90,814,000)
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization	[1]	$ (290,427)
Redeemable Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2021 | shares	[1]	0
Redeemable Convertible Preferred Stock, ending balance at Dec. 31, 2021	[1]	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization (in shares) | shares	[1]			90,814,000
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization		290,427		$ 9	[1]	290,418
Reverse recapitalization transaction, net of costs (in shares) | shares	[1]			32,721,000
Reverse recapitalization transaction, net of costs and acquired liabilities		213,459		$ 4	[1]	213,455
Earnout liability recognized upon the closing of the reverse recapitalization		(228,082)				(228,082)
Reclassification of Sponsor earnout liability upon settlement		33,010				33,010
Reclassification of earnout liability and issuance of common stock upon triggering events (in shares) | shares	[1]			17,541,000
Reclassification of earnout liability and issuance of common stock upon triggering events		$ 241,077		$ 2	[1]	241,075
Exercise of stock options and issuance of common stock (in shares) | shares		4,634,000		5,089,000	[1]
Exercise of stock options and issuance of common stock		$ 6,505				6,505
Unrealized gain (loss) on available-for-sale securities		(1)					(1)
Issuance of common stock from net exercises of warrants (in shares) | shares	[1]			779,000
Issuance of common stock from net exercises of warrants		0
Taxes paid related to settlement of equity awards		(8,673)				(8,673)
Stock-based compensation		11,061				11,061
Foreign currency translation adjustments		(32)				2	(32)
Foreign currency translation adjustments, net of APIC		(30)
Net loss		(64,049)						(64,049)
Ending balance (in shares) at Dec. 31, 2021 | shares	[1]			177,342,000
Ending balance at Dec. 31, 2021		$ 292,592		$ 18	[1]	$ 612,680	$ 220	$ (320,326)
Increase (Decrease) in Temporary Equity [Roll Forward]
Recapitalization exchange ratio		1.0379
Redeemable Convertible Preferred Stock, beginning balance (in shares) at Jul. 29, 2021 | shares		87,496,938
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse recapitalization transaction, net of costs (in shares) | shares		32,721,319
Issuance of common stock from net exercises of warrants (in shares) | shares		448,000
Recapitalization exchange ratio		1.0379
Recapitalization exchange ratio		1.0379

[1]	(1) The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.